Accounts and notes receivable, net	12 Months Ended
Dec. 31, 2025
Receivables [Abstract]
Accounts and notes receivable, net	Accounts and notes receivable, net
Accounts and notes receivable, net consist of the following at year end:

	2025	2024
Receivables from franchisees	$56,989	$46,320
Debit and credit card receivables	61,584	28,492
Delivery sales receivables	37,711	36,983
Meal voucher receivables	7,490	7,081
Notes receivable	1,388	859
Allowance for doubtful accounts	(680)	(294)
	$164,482	$119,441
Other Receivables
Other Receivables consist of the following at year end:

	2025	2024
Tax Credits (i)	$50,668	$9,622
Related parties receivables	10,390	9,064
Insurance claim receivables	4,711	5,670
Others	18,705	18,113
	$84,474	$42,469

(i) See note 8 for further information about the Brazilian federal tax credit.